Shareholder Report, Line Graph (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Jan. 22, 2025
C000256223 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NAV
Account Value	$ 9,998	$ 9,998	$ 10,169	$ 10,033	$ 10,000
Average Annual Return, Percent	(0.01%)
C000256224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NAV
Account Value	$ 9,930	$ 9,930	10,127	10,020	10,000
Average Annual Return, Percent	(0.70%)
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Account Value	$ 9,978	$ 9,978	10,138	10,038	10,000
Average Annual Return, Percent	(0.22%)
S And P Municipal Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Yield Index
Account Value	$ 10,001	$ 10,001	$ 10,187	$ 10,057	$ 10,000
Average Annual Return, Percent	0.01%